Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2012	2011	2010
	$	$	$

AngloGold Ashanti Pension Fund liability	24	23	-
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	183	159	179
Other defined benefit plans	14	12	12
Sub total	221	194	191
Transferred to other non-current assets. See Note 15.
Post-retirement medical scheme for Rand Refinery employees	-	2	3
Ashanti retired staff pension plan	-	1	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(12)	(14)
Total provision classified as a non-current liability	209	185	180

Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2012	2011	2010
	$	$	$

South Africa (1)	46	48	48
Continental Africa (2)
Ghana	10	3	3
Guinea	2	2	2
Namibia	2	2	1
Tanzania	-	-	-
Australasia (3)	6	5	4
Americas (4)
United States of America	2	2	2
Brazil	1	2	4
Argentina	-	-	-
Colombia	-	-	-
	69	64	64

Contributions to the various retirement schemes are fully expensed during the year.

Pension Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	307	334	269
	Service cost	7	7	7
	Interest cost	26	25	25
	Plan participants’ contributions	1	2	2
	Actuarial loss	22	22	21
	Benefits paid	(18)	(19)	(28)
	Translation	(17)	(64)	38
	Benefit obligation at December 31,	328	307	334

	Change in plan assets
	Fair value of plan assets at January 1,	284	334	274
	Actual return on plan assets	45	24	40
	Company contributions	7	7	8
	Plan participants’ contributions	1	2	2
	Benefits paid	(18)	(19)	(28)
	Translation	(15)	(64)	38
	Fair value of plan assets at December 31,	304	284	334

	Unfunded status at end of year	(24)	(23)	-
	Net amount recognized	(24)	(23)	-

	Components of net periodic benefit cost
	Service cost	7	7	7
	Interest cost	26	25	25
	Actuarial loss	8	28	10
	Expected return on assets	(31)	(30)	(29)
	Net periodic benefit cost	10	30	13

	Accumulated benefit obligation at December 31,	274	269	290

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.25%	8.75%	8.50%
	Rate of compensation increase	8.00%	8.00%	7.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.25%	8.75%	8.50%
	Expected long-term return on plan assets	10.53%	11.20%	9.99%
	Rate of compensation increase(1)	8.00%	8.00%	7.25%
	Pension increase	5.40%	5.40%	4.73%

(1)	Short-term compensation rate increase	5.50%	7.50%	7.50%
	Long-term compensation rate increase	8.00%	8.00%	7.25%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2013	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	19
2014	20
2015	20
2016	21
2017	21
2018 – 2022	117

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2012	2011
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2012 and 2011, by asset category are as follows:

Asset category
Equity securities	56%	56%
Debt securities	38%	37%
Other	6%	7%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2012 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	115			115
Foreign equity securities	57			57
Domestic fixed interest bonds	90			90
Foreign fixed interest bonds	15			15
Real estate investment trust	3			3
Cash	13			13
Unlisted specialized credit		11		11

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2012			2011
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	184,432	1.9%	6	100,079	1.5%	4

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	271,680,384	11.4%	35	287,226,346	12.7%	36
Allan Gray Orbis Global Equity Fund	224,509	9.5%	29	242,110	9.5%	27
Contrarius Global Equity Fund	1,151,413	9.2%	28	1,251,535	9.1%	26
			92			89

Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

		Other benefits
		2012	2011	2010
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	159	179	149
	Service cost	1	1	1
	Recognition of past service cost	22	-	-
	Interest cost	13	13	13
	Benefits paid	(15)	(13)	(14)
	Actuarial loss	11	11	10
	Translation	(8)	(32)	20
	Benefit obligation at December 31,	183	159	179
	Unfunded status at end of year	(183)	(159)	(179)
	Net amount recognized	(183)	(159)	(179)

	Components of net periodic benefit cost
	Service cost	1	1	1
	Recognition of past service cost (1)	22	-	-
	Interest cost	13	13	13
	Actuarial loss	11	11	10
		47	25	24

(1)	Revision of the Company contributions towards health care benefits to align with medical inflation.

	The assumptions used in calculating the above amounts are:
	Discount rate	7.75%	8.75%	8.50%
	Expected increase in health care costs	7.00%	7.50%	7.60%

	Assumed health care cost trend rates at December 31,
	Health care cost trend assumed for next year	7.00%	7.50%	7.60%
	Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.00%	7.50%	7.60%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2013	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2013	12
2014	13
2015	14
2016	15
2017	15
2018 – 2022	81

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	1	(1)
Effect on post-retirement benefit obligation	5	(16)

Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
Information in respect of other defined benefit plans for the years ended December 31, 2012, 2011 and 2010 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2012	2011	2010
	$	$	$

Change in benefit obligations
Balance at January 1,	21	22	18
Interest cost	1	1	1
Actuarial loss	1	-	5
Disposal of subsidiary	(2)	-	-
Benefits paid	(2)	(2)	(2)
Translation	(1)	-	-
Balance at December 31,	18	21	22

Change in plan assets
Fair value of plan assets at January 1,	9	10	8
Actual return on plan assets	-	1	2
Disposal of subsidiary	(4)	-	-
Benefits paid	-	-	(1)
Translation	(1)	(2)	1
Fair value of plan assets at December 31,	4	9	10

Unfunded status at end of year	(14)	(12)	(12)
Net amount recognized	(14)	(12)	(12)

Components of net periodic benefit cost
Interest cost	1	1	1
Actuarial loss/(gain)	1	(1)	(1)
	2	-	-

Accumulated benefit obligation at December 31,	14	12	12

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2013	2
2014	1
2015	1
2016	1
2017	1
2018 – 2022	5